INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of associates

	Notes	Associates[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2017		$5.7	$46.9	$—	$52.6
Purchase of additional common shares of associate[3]		7.4	—	—	7.4
Currency translation adjustment		0.8	—	—	0.8
Share of net earnings (loss), net of income taxes		(1.4)	16.5	(0.1)	15.0
Share of net loss recorded as provision		—	—	0.1	0.1
Share of dividends received		—	(2.1)	—	(2.1)
Acquisition of control over associate[4]		(4.8)	—	—	(4.8)
Balance, December 31, 2017		7.7	61.3	—	69.0
Currency translation adjustment		(1.2)	—	—	(1.2)
Share of net earnings (loss), net of income taxes		(1.5)	13.1	1.0	12.6
Share of net earnings recorded as a reduction of the provision	17	—	—	(1.0)	(1.0)
Share of dividends received		—	(2.1)	—	(2.1)
Other		—	(0.5)	—	(0.5)
Balance, December 31, 2018		$5.0	$71.8	$—	$76.8

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
Associate relates to INV Metals Inc. ("INV Metals"), a publicly traded company incorporated in Canada. The Company's ownership interest in INV Metals as at December 31, 2018 was 35.6% (December 31, 2017 - 35.6%). On March 2, 2017, the Company participated in INV Metals' common shares public equity offering and acquired an additional 9.8 million common shares of INV Metals at a price of C$1.00 per share for an aggregate amount of $7.4 million (C$9.8 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

4
As of February 28, 2017, the Company acquired all of the issued and outstanding common shares and all of the outstanding common share purchase warrants of Merrex Gold Inc. that it did not already own (note 6).

Disclosure of joint ventures
Financial information for investments in Sadiola and Yatela, not adjusted for the percentage held by the Company, is summarized below:

	Year ended December 31, 2018		Year ended December 31, 2017
Joint Ventures	Sadiola	Yatela	Sadiola	Yatela
Summarized statements of earnings
Revenues	$180.9	$6.0	$192.5	$7.7
Depreciation expense	(4.4)	—	(4.0)	—
Other expenses	(143.1)	(3.8)	(143.1)	(8.0)
Income tax (expense) recovery	(1.6)	0.4	(5.2)	(0.1)
Net earnings (loss) and other comprehensive income (loss)	$31.8	$2.6	$40.2	$(0.4)

Summarized balance sheet	December 31, 2018		December 31, 2017
Assets
Cash and cash equivalents	$90.1	$0.8	$62.4	$0.5
Other current assets	55.0	7.6	53.8	7.9
Non-current assets	251.5	—	314.5	—
	$396.6	$8.4	$430.7	$8.4
Liabilities
Current liabilities	$44.0	$45.0	$58.6	$55.8
Non-current liabilities	176.1	38.3	222.4	30.2
	$220.1	$83.3	$281.0	$86.0
Net assets (liabilities)	$176.5	$(74.9)	$149.7	$(77.6)

Associate's combined financial information as reported by INV Metals are summarized below:

	12 Months ended[1]
	2018	2017
Net loss	$(2.9)	$(3.1)
Other comprehensive income (loss)	1.3	(2.2)
Comprehensive loss	$(1.6)	$(5.3)

1	IAMGOLD includes results based on the latest 12 months of publicly available information.

	Notes	Associates[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2017		$5.7	$46.9	$—	$52.6
Purchase of additional common shares of associate[3]		7.4	—	—	7.4
Currency translation adjustment		0.8	—	—	0.8
Share of net earnings (loss), net of income taxes		(1.4)	16.5	(0.1)	15.0
Share of net loss recorded as provision		—	—	0.1	0.1
Share of dividends received		—	(2.1)	—	(2.1)
Acquisition of control over associate[4]		(4.8)	—	—	(4.8)
Balance, December 31, 2017		7.7	61.3	—	69.0
Currency translation adjustment		(1.2)	—	—	(1.2)
Share of net earnings (loss), net of income taxes		(1.5)	13.1	1.0	12.6
Share of net earnings recorded as a reduction of the provision	17	—	—	(1.0)	(1.0)
Share of dividends received		—	(2.1)	—	(2.1)
Other		—	(0.5)	—	(0.5)
Balance, December 31, 2018		$5.0	$71.8	$—	$76.8

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
Associate relates to INV Metals Inc. ("INV Metals"), a publicly traded company incorporated in Canada. The Company's ownership interest in INV Metals as at December 31, 2018 was 35.6% (December 31, 2017 - 35.6%). On March 2, 2017, the Company participated in INV Metals' common shares public equity offering and acquired an additional 9.8 million common shares of INV Metals at a price of C$1.00 per share for an aggregate amount of $7.4 million (C$9.8 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

4
As of February 28, 2017, the Company acquired all of the issued and outstanding common shares and all of the outstanding common share purchase warrants of Merrex Gold Inc. that it did not already own (note 6).

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table reconciles the summarized balance sheet to the carrying amount of the Company’s interest in joint ventures:

		December 31, 2018		December 31, 2017
		Sadiola	Yatela	Sadiola	Yatela
Company's equity percentage of net assets of joint ventures	Notes	41%	40%	41%	40%
Share of net assets (liabilities) of joint ventures		$72.3	$(30.1)	$61.3	$(31.1)
Loss applied to loans receivable		—	16.0	—	16.0
Loss recognized in provision	17	—	14.1	—	15.1
Other		(0.5)	—	—	—
Carrying amount of interest in joint ventures		$71.8	$—	$61.3	$—

Disclosure of joint venture carrying amount
Subsidiaries, divisions and investments in joint ventures related to significant properties of the Company are accounted for as outlined below.

Name	Property – Location	December 31, 2018	December 31, 2017	Type of Arrangement	Accounting Method
Essakane S.A.	Essakane mine (Burkina Faso)	90%	90%	Subsidiary	Consolidation
Rosebel Gold Mines N.V.	Rosebel mine (Suriname)	95%	95%	Subsidiary	Consolidation
Doyon division including the Westwood mine	Doyon division (Canada)	100%	100%	Division	Consolidation
Côté Gold division [1]	Côté Gold Project (Canada)	70%	70%	Division	Proportionate share
Euro Ressources S.A.	France	90%	90%	Subsidiary	Consolidation
Société d'Exploitation des Mines d'Or de Sadiola S.A.	Sadiola mine (Mali)	41%	41%	Incorporated joint venture	Equity accounting
Merrex Gold Inc.[2]	Diakha-Siribaya Gold Project (Mali)	100%	100%	Subsidiary	Consolidation
1 Effective June 20, 2017, the Company holds an undivided interest in the assets, liabilities, revenues and expenses of the Côté Gold division through an unincorporated joint venture (note 10).
2 On February 28, 2017, the Company increased its ownership in Merrex from 23% to 100% (note 6).
Financial information for investments in Sadiola and Yatela, not adjusted for the percentage held by the Company, is summarized below:

	Year ended December 31, 2018		Year ended December 31, 2017
Joint Ventures	Sadiola	Yatela	Sadiola	Yatela
Summarized statements of earnings
Revenues	$180.9	$6.0	$192.5	$7.7
Depreciation expense	(4.4)	—	(4.0)	—
Other expenses	(143.1)	(3.8)	(143.1)	(8.0)
Income tax (expense) recovery	(1.6)	0.4	(5.2)	(0.1)
Net earnings (loss) and other comprehensive income (loss)	$31.8	$2.6	$40.2	$(0.4)

Summarized balance sheet	December 31, 2018		December 31, 2017
Assets
Cash and cash equivalents	$90.1	$0.8	$62.4	$0.5
Other current assets	55.0	7.6	53.8	7.9
Non-current assets	251.5	—	314.5	—
	$396.6	$8.4	$430.7	$8.4
Liabilities
Current liabilities	$44.0	$45.0	$58.6	$55.8
Non-current liabilities	176.1	38.3	222.4	30.2
	$220.1	$83.3	$281.0	$86.0
Net assets (liabilities)	$176.5	$(74.9)	$149.7	$(77.6)